EQUITY	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
EQUITY

NOTE 11 — EQUITY

Preferred Stock

The Company has authorized 20,000,000 shares of preferred stock with a par value of $0.0001 per share, issuable from time to time in one or more series.

Mezzanine Equity

As of December 31, 2024 and 2023, there are 173,879 and 0 shares of common stock subject to possible redemption, respectively.

Stockholders’ Equity

Series B Convertible Preferred Stock

The Company has designated 3,000 shares of Series B Convertible Preferred Stock with a stated value of $1.00 per share.

Voting Rights:  Holders of shares of Cycurion’s Series B Convertible Preferred Stock shall not have any voting rights except as required by law (including without limitation, the DGCL) and as expressly provided in the Certificate of Designation of Preferences, Rights and Limitations for Cycurion’s Series B Convertible Preferred Stock.

Dividend Rights:  Holders of shares of Cycurion’s Series B Convertible Preferred Stock shall be entitled to receive, and Cycurion shall pay, dividends on shares of Series B Convertible Preferred Stock (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of common stock when, as, and if such dividends are paid on shares of common stock.

Conversion Rights:  Shares of Cycurion’s Series B Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of common stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series B Convertible Preferred Stock-for-one share of common stock, subject to adjustment.

Liquidation Preference:  Holders of shares of Cycurion’s Series B Convertible Preferred Stock, upon any liquidation, dissolution, or winding-up of Cycurion, whether voluntary or involuntary, shall be entitled to receive out of the assets, whether capital or surplus, of Cycurion an amount equal to the Stated Value, plus any accrued and unpaid dividends thereon, for each share of Series B Convertible Preferred Stock before any distribution or payment shall be made to the holders of common stock, and, if the assets of Cycurion shall be insufficient to pay in full such amounts, then the entire assets to be distributed to the holders of shares of Series B Convertible Preferred Stock shall be ratably distributed among them in accordance with the respective amounts that would have been payable on such shares if all amounts payable thereon had been paid in full.

Protective Provisions:  As long as any shares of Series B Convertible Preferred Stock are outstanding, Cycurion shall not, without the affirmative vote of the holders of a majority of the then-outstanding shares of Series B Convertible Preferred Stock, (a) alter or change adversely the powers, preferences, or rights given to the holders of Series B Convertible Preferred Stock or alter or amend the Certificate of Designation of Preferences, Rights and Limitations for Cycurion’s Series B Convertible Preferred Stock, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the holders of shares of Series B Convertible Preferred Stock, (c) increase the number of authorized shares of Series B Convertible Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.

In August 2023, the Company issued to unaffiliated investors a total of 2,000 preferred shares and 4,000,000 warrants for $2,000,000 in gross proceeds. In April 2024, the Company issued to unaffiliated investors a total of 1,000 preferred shares and 2,000,000 warrants for $1,000,000 in gross proceeds. The warrants are exercisable at any time, and from time to time, in whole or in part, and expiring five (5) years from the issue date, at an exercise price of $0.50.

As of December 31, 2024 and 2023, there were 3,000 and 2,000 shares of Series C Convertible Preferred Stock issued and outstanding, respectively.

Series C Convertible Preferred Stock

The Company has designated 5,000 shares of Series C Convertible Preferred Stock with a stated value of $82.46 per share.

Voting Rights:  The holders of our Series C Stock have voting rights on an as-if-converted-to-Common-Stock basis, as required by law, and as expressly provided in its Certificate of Designation, as follows. As long as any shares of our Series C Stock are outstanding, we shall not, without the affirmative vote of the holders of a majority of the then-outstanding shares of our Series C Stock, (a) alter or change adversely the powers, preferences, or rights given to our Series C Stock or alter or amend its Certificate of Designation, (b) amend our Certificate of Incorporation or other charter documents in any manner that adversely affects any rights of the holders of our Series C Stock, (c) increase the number of authorized shares of our Series C Stock, or (d) enter into any agreement with respect to any of the foregoing.

Dividend Rights:  We shall pay dividends on our Series C Stock at the rate of 12% per annum of the per-share Stated Value ($82.46 per share). The dividends are payable quarterly in arrears not in cash, but in shares of our Common Stock, calculated for each dividend payment on an as-if-converted-to-Common-Stock basis. No other dividends are payable on shares of our Series C Stock.

Conversion Rights: The shares of our Series C Stock may be converted into shares of our Common Stock at a ratio of approximately 613 shares of Common Stock for every one share of our Series C Stock, or an aggregate of 2,972,320 shares of our Common Stock, assuming full conversion. In connection with conversions, each holder of our Series C Stock is subject to a “beneficial ownership limitation” of 4.99% of the number of shares of our Common Stock outstanding immediately after giving effect to that conversion, which limitation may be increased by the holder to not more than 9.99% on 61 days’ advanced notice to us.

Liquidation Preference: Our Series C Stock has a liquidation preference in an amount equal to its per-share Stated Value ($82.46 per share), plus any accrued and unpaid dividends thereon, for each share of our Series C Stock before we can make any distribution or payment to the holders of our Common Stock. If our assets are insufficient to pay in full such liquidation preference, then our entire assets are to be distributed to the holders of our Series C Stock, ratably distributed among them in accordance with the respective amounts that would be payable on such shares if all amounts payable thereon were paid in full.

Protective Provisions: As long as any shares of Series C Convertible Preferred Stock are outstanding, Cycurion shall not, without the affirmative vote of the holders of a majority of the then-outstanding shares of Series C Convertible Preferred Stock, (a) alter or change adversely the powers, preferences, or rights given to the holders of Series C Convertible Preferred Stock or alter or amend the Certificate of Designation of Preferences, Rights and Limitations for Cycurion’s Series C Convertible Preferred Stock, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the holders of shares of Series C Convertible Preferred Stock, (c) increase the number of authorized shares of Series C Convertible Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.

As part of the business combination, the Company issued 4,851 shares of Series C Convertible Stock (see Note 1).

As of December 31, 2024 and 2023, there were 4,851 shares of Series C Convertible Preferred Stock issued and outstanding.

Common Stock

The Company has authorized 70,000,000 shares of Common Stock with a par value of $0.0001 per share. Each share of Common Stock entitles the holder to one vote, in person or proxy, on any matter on which an action of the stockholders of the Company is sought.

During the year ended December 31, 2023, the Company issued 325,721 shares of the Company’s Common Stock for compensation valued at $327,499.

As of December 31, 2024 and 2023, there were 10,592,607 and 7,341,607 shares of Common Stock issued and outstanding, respectively.

Warrants

Public Warrants

As of December 31, 2024 and 2023, there were 11,500,000 Public Warrants outstanding. The Company accounts for the Public Warrants as equity instruments. The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the IPO. No warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the shares of common stock issuable upon exercise of the warrants and a current prospectus relating to such shares of common stock. Notwithstanding the foregoing, if a registration statement covering the shares of common stock issuable upon exercise of the Public Warrants is not effective within a specified period following the consummation of a Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis pursuant to the exemption provided by Section 3(a)(9) of the Securities Act, provided that such exemption is available. If neither that exemption nor another exemption is available, holders will not be able to exercise their warrants on a cashless basis.

The Public Warrants will expire on February 14, 2030, five years after the completion of the Business Combination with Cycurion or earlier upon redemption or liquidation.

Once the Public Warrants become exercisable, the Company may redeem the Public Warrants:

●	in whole and not in part;
●	at a price of $0.01 per Public Warrant;
●	upon not less than 30 days’ prior written notice of redemption;
●	if, and only if, the reported last sale price of the shares of common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30 trading day period commencing at any time after the Public Warrants become exercisable and ending on the third business day prior to the notice of redemption to warrant holders; and
●	if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying the Public Warrants.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement.

The exercise price and number of shares of common stock issuable on exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a stock dividend, extraordinary dividend or recapitalization, reorganization, merger, or consolidation. However, the warrants will not be adjusted for issuances of shares of common stock at a price below their respective exercise prices. Additionally, in no event will the Company be required to net cash settle the Public Warrants. If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of Public Warrants will not receive any of such funds with respect to their warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with respect to such Public Warrants. Accordingly, the Public Warrants may expire and become worthless.

In addition, if (a) the Company issues additional shares of common stock or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share of common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and in the case of any such issuance to the initial stockholders or their affiliates, without taking into account any Founder Shares held by them prior to such issuance), (b) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the consummation of a Business Combination (net of redemptions), and (c) the volume weighted average trading price of the Company’s common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the Public Warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of (i) the Market Value or (ii) the price at which the Company issues the additional shares of common stock or equity-linked securities.

Private Placement Warrants

As of December 31, 2024 and 2023, there were 376,000 Private Placement Warrants outstanding. The Company accounts for the Private Placement Warrants as equity instruments. The Private Placement Warrants sold in the private placement are identical to the Public Warrants underlying the Units sold in the IPO, except that such warrants, and the shares of common stock issuable upon the exercise of such warrants, will not be transferable, assignable, or salable until after February 14, 2025, the date of completion of a Business Combination, subject to certain limited exceptions.

Series A Warrants

On November 17, 2017, the Company issued 1,333,336 Series A warrants at exercise price of $0.45. The warrants will expire on November 22, 2025. The Company recorded fair value of warrants of $819,717 as financing expense.

In a series of transactions from June 22 through September 30, 2021, the Company issued 406,947 warrants to stockholders of 1,356,589 of common stock at an exercise price of $1.84. The warrants will expire on June 22 through September 30, 2025.

Series B Warrants

On August 1, 2023, the Company issued 4,000,000 Series B warrants with an exercise price of $0.50. The warrants will expire on August 1, 2028.

On April 12, 2024, the Company issued 2,000,000 Series B warrants with an exercise price of $0.50. The warrants will expire on April 12, 2029.

Series D Warrants

On March 22, 2022, the Company issued 196,911 warrants with subordinated convertible promissory note at exercise price of $1.41. The warrants will expire on September 22, 2027  respectively. The Company recorded fair value of warrants of $51,449 as debt discount. During the year ended December 31, 2022, the Company recorded amortization of debt discount of $15,534.

On November 22, 2022, the Company issued 984,557 warrants with subordinated convertible promissory note at exercise price of $1.41. The warrants will expire on April 21, 2028, respectively. The Company recorded fair value of warrants of $643,313 as debt discount. During the year ended December 31, 2022, the Company recorded amortization of debt discount of $589,703.

Other Warrants

On March 8, 2022, the Company issued 529,067 warrants to the originators of $700,000 of investor notes at exercise price of $0.92. The warrants will expire on March 8, 2026. The Company recorded fair value of warrants of $238,942 as financing expense.

A summary of activity for all warrants during the year ended December 31, 2024 and 2023 follows:

	Number of	Weighted Average	Weighted Average
	shares	Exercise Price	Life (years)
Outstanding, December 31, 2022	3,450,840	$1.01	3.69
Granted	4,000,000	0.50	5.00
Exercised	-	-	-
Expired	-	-	-
Outstanding, December 31, 2023	7,450,840	$0.74	3.71
Granted	2,000,000	0.50	5.00
Exercised	-	-	-
Expired	-	-	-
Outstanding, December 31, 2024	9,450,840	$0.69	3.04

Exercisable, December 31, 2024	9,450,840	$0.69	3.04

The Company has accounted for the issuance of common stock and warrants issued for cash proceeds in the private placements as equity instruments. Management believes that the warrants are indexed to and are settled in the Company’s own common stock; therefore, they should be accounted for as permanent equity.